Consolidated Balance Sheets - USD ($)	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Current assets
Cash and cash equivalents	$ 228,654	$ 555,780	$ 165,213
Accounts receivable, net	151,736	48,285	57,642
Deposits	6,500	9,345	181,941
Inventory	67,728	67,435	44,606
Prepaid expenses and other current assets	50,763	32,117	12,325
Total current assets	505,381	712,962	461,727
Property and equipment-Cost	20,247	18,585	9,927
Accumulated depreciation	(7,614)	(5,137)	(1,562)
Property and equipment, net	12,633	13,448	8,365
Other Assets
Deposits	4,500	4,500	0
Total Other Assets	4,500	4,500	0
Total assets	522,514	730,910	470,092
Current liabilities
Accounts payable	71,843	218,334	62,136
Advances from clients	115,550	220,966	173,528
Convertible note, net of discount	139,065	60,252	24,551
Accrued and other current liabilities	71,750	93,468	125,518
Total current liabilities	398,208	593,020	385,733
Total liabilities	398,208	593,020	385,733
Stockholders equity
Common stock, $0.00001 par value; 100,000,000 shares authorized; 44,808,731 and 44,518,750 issued and outstanding at December 31, 2015 and December 31, 2014, respectively	465	448	446
Common stock to be issued, 898,940 and 30,000 shares, respectively
Additional paid-in capital	4,353,439	4,268,708	3,699,526
Accumulated deficit	(4,229,598)	(4,131,266)	(3,615,613)
Total stockholders equity	124,306	137,890	84,359
Total liabilities and stockholders' equity	$ 522,514	$ 730,910	$ 470,092